Prepaid Expense and Other Assets - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment provision for prepayment	¥ 1,000	¥ 372
Impairment provision	(40,000)	(39,372)	¥ (39,000)
Allowance for doubtful accounts and other receivables	14,979	12,635
General and Administrative Expense [Member]
Allowance for doubtful accounts on other receivables	¥ 923	¥ 12,635	¥ 0